Nuveen S&P 500 Dynamic Overwrite Fund
Portfolio of Investments March 31, 2023
(Unaudited)
SPXX
Shares Description (1) Value
LONG-TERM INVESTMENTS - 102.4%
X 280,862,061 COMMON STOCKS - 100.7%
X 280,862,061
Aerospace & Defense - 1.7%
243 Axon Enterprise Inc (2) $ 54,639
5,759 Boeing Co/The (2) 1,223,384
1,033 BWX Technologies Inc 65,120
341 Curtiss-Wright Corp 60,105
2,029 HEICO Corp 347,040
2,947 Lockheed Martin Corp 1,393,135
16,848 Raytheon Technologies Corp 1,649,925
Total Aerospace & Defense 4,793,348
Air Freight & Logistics - 0.6%
935 GXO Logistics Inc (2) 47,180
9,091 United Parcel Service Inc, Class B 1,763,563
Total Air Freight & Logistics 1,810,743
Automobile Components - 0.3%
890 Adient PLC (2) 36,454
606 Fox Factory Holding Corp (2) 73,550
5,866 Gentex Corp 164,424
1,876 Goodyear Tire & Rubber Co/The (2) 20,674
2,778 Lear Corp 387,503
742 Visteon Corp (2) 116,368
Total Automobile Components 798,973
Automobiles - 1.5%
5,520 Fisker Inc (2),(3) 33,893
2,305 Harley-Davidson Inc 87,521
1,133 Rivian Automotive Inc, Class A (2),(3) 17,539
18,449 Tesla Inc (2) 3,827,429
1,369 Thor Industries Inc 109,027
Total Automobiles 4,075,409
Banks - 3.2%
66,289 Bank of America Corp 1,895,865
24,922 Citigroup Inc 1,168,593
4,563 Columbia Banking System Inc 97,740
1,105 Cullen/Frost Bankers Inc 116,401
262 First Citizens BancShares Inc/NC, Class A 254,952
9,948 First Horizon Corp 176,876
28,382 JPMorgan Chase & Co 3,698,458
4,106 New York Community Bancorp Inc 37,118
1,095 Synovus Financial Corp 33,759
650 Texas Capital Bancshares Inc (2) 31,824
2,227 Webster Financial Corp 87,788
35,245 Wells Fargo & Co 1,317,458
1,884 Wintrust Financial Corp 137,438
Total Banks 9,054,270
Beverages - 2.1%
188 Boston Beer Co Inc/The, Class A (2) 61,795
46,630 Coca-Cola Co/The 2,892,459
16,493 PepsiCo Inc 3,006,674
Total Beverages 5,960,928

Nuveen S&P 500 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

SPXX
Shares Description (1) Value
Biotechnology - 2.4%
16,944 AbbVie Inc $ 2,700,365
2,527 Alkermes PLC (2) 71,236
442 Alnylam Pharmaceuticals Inc (2) 88,541
6,353 Amgen Inc 1,535,838
1,362 BioMarin Pharmaceutical Inc (2) 132,441
1,713 Exact Sciences Corp (2) 116,159
4,414 Exelixis Inc (2) 85,676
1,972 Halozyme Therapeutics Inc (2) 75,311
1,295 Horizon Therapeutics Plc (2) 141,336
787 Ionis Pharmaceuticals Inc (2) 28,127
253 Karuna Therapeutics Inc (2) 45,955
462 Mirati Therapeutics Inc (2) 17,177
1,283 Neurocrine Biosciences Inc (2) 129,865
632 Sarepta Therapeutics Inc (2) 87,109
790 Seagen Inc (2) 159,951
798 United Therapeutics Corp (2) 178,720
3,439 Vertex Pharmaceuticals Inc (2) 1,083,526
Total Biotechnology 6,677,333
Broadline Retail - 2.9%
77,160 Amazon.com Inc (2),(4) 7,969,857
3,604 Macy's Inc 63,034
88 MercadoLibre Inc (2) 115,989
866 PDD Holdings Inc (2) 65,729
Total Broadline Retail 8,214,609
Building Products - 0.3%
1,139 Carlisle Cos Inc 257,494
998 Fortune Brands Innovations Inc 58,613
1,359 Lennox International Inc 341,489
2,476 Owens Corning 237,201
397 Trex Co Inc (2) 19,322
Total Building Products 914,119
Capital Markets - 2.9%
1,880 BlackRock Inc 1,257,946
15,100 Charles Schwab Corp/The 790,938
820 Coinbase Global Inc, Class A (2) 55,407
4,325 Goldman Sachs Group Inc/The 1,414,751
492 Hamilton Lane Inc, Class A 36,398
962 Interactive Brokers Group Inc, Class A 79,423
8,753 Intercontinental Exchange Inc 912,850
1,228 Janus Henderson Group PLC 32,714
3,908 KKR & Co Inc 205,248
508 LPL Financial Holdings Inc 102,819
15,489 Morgan Stanley 1,359,934
3,649 Robinhood Markets Inc, Class A (2) 35,432
4,479 S&P Global Inc 1,544,225
2,156 Tradeweb Markets Inc, Class A 170,367
Total Capital Markets 7,998,452
Chemicals - 1.4%
2,733 Ashland Inc 280,706
1,074 Avient Corp 44,206
7,632 Axalta Coating Systems Ltd (2) 231,173
4,387 Cabot Corp 336,220
7,188 Chemours Co/The 215,209
15,298 Element Solutions Inc 295,404
3,334 HB Fuller Co 228,212
12,046 Huntsman Corp 329,579

Shares Description (1) Value
Chemicals (continued)
1,130 Ingevity Corporation (2) $ 80,818
765 Minerals Technologies Inc 46,221
152 NewMarket Corp 55,477
5,989 Olin Corp 332,389
4,889 RPM International Inc 426,516
3,550 Scotts Miracle-Gro Co/The 247,577
1,517 Sensient Technologies Corp 116,142
577 Stepan Co 59,448
8,818 Tronox Holdings PLC 126,803
6,256 Valvoline Inc 218,585
1,794 Westlake Corp 208,068
Total Chemicals 3,878,753
Commercial Services & Supplies - 0.1%
638 Clean Harbors Inc (2) 90,953
2,741 GEO Group Inc/The (2),(3) 21,626
1,061 Ritchie Bros Auctioneers Inc 59,724
Total Commercial Services & Supplies 172,303
Communications Equipment - 0.9%
3,370 Ciena Corp (2) 176,992
44,070 Cisco Systems Inc 2,303,759
851 Lumentum Holdings Inc (2) 45,963
Total Communications Equipment 2,526,714
Construction & Engineering - 0.1%
740 EMCOR Group Inc 120,317
595 MasTec Inc (2) 56,192
54 Valmont Industries Inc 17,241
3,189 WillScot Mobile Mini Holdings Corp (2) 149,500
Total Construction & Engineering 343,250
Consumer Finance - 0.4%
1,817 Ally Financial Inc 46,315
6,691 American Express Co 1,103,680
12,265 SoFi Technologies Inc (2) 74,449
Total Consumer Finance 1,224,444
Consumer Staples Distribution & Retail - 2.1%
4,784 Albertsons Cos Inc, Class A 99,411
2,512 BJ's Wholesale Club Holdings Inc (2) 191,088
362 Casey's General Stores Inc 78,358
4,856 Costco Wholesale Corp 2,412,801
826 Performance Food Group Co (2) 49,841
5,646 Target Corp 935,147
2,236 US Foods Holding Corp (2) 82,598
13,662 Walmart Inc 2,014,462
Total Consumer Staples Distribution & Retail 5,863,706
Containers & Packaging - 0.4%
1,563 AptarGroup Inc 184,731
3,411 Berry Global Group Inc 200,908
4,265 Crown Holdings Inc 352,758
10,647 Graphic Packaging Holding Co 271,392
974 Silgan Holdings Inc 52,275
2,568 Sonoco Products Co 156,648
Total Containers & Packaging 1,218,712

Nuveen S&P 500 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

SPXX
Shares Description (1) Value
Diversified Consumer Services - 0.0%
477 Bright Horizons Family Solutions Inc (2) $ 36,724
1,227 Service Corp International/US 84,393
Total Diversified Consumer Services 121,117
Diversified REITs - 0.1%
2,063 WP Carey Inc 159,779
Total Diversified REITs 159,779
Diversified Telecommunication Services - 1.0%
64,987 AT&T Inc 1,251,000
20,873 Lumen Technologies Inc 55,314
36,333 Verizon Communications Inc 1,412,990
Total Diversified Telecommunication Services 2,719,304
Electric Utilities - 2.0%
1,162 ALLETE Inc 74,798
3,089 Avangrid Inc 123,189
18,646 Duke Energy Corp 1,798,780
2,579 IDACORP Inc 279,383
24,479 NextEra Energy Inc 1,886,841
18,829 OGE Energy Corp 709,100
730 Otter Tail Corp 52,757
3,108 PNM Resources Inc 151,298
7,972 Portland General Electric Co 389,751
Total Electric Utilities 5,465,897
Electrical Equipment - 0.5%
221 Acuity Brands Inc 40,383
6,072 Eaton Corp PLC 1,040,377
744 Hubbell Inc 181,023
2,012 Plug Power Inc (2),(3) 23,581
2,872 Sensata Technologies Holding PLC 143,657
Total Electrical Equipment 1,429,021
Electronic Equipment, Instruments & Components - 0.2%
1,329 Arrow Electronics Inc (2) 165,952
311 Avnet Inc 14,057
414 IPG Photonics Corp (2) 51,051
3,219 Jabil Inc 283,787
1,137 National Instruments Corp 59,590
Total Electronic Equipment, Instruments & Components 574,437
Energy Equipment & Services - 0.2%
1,887 ChampionX Corp 51,194
1,072 Dril-Quip Inc (2) 30,756
4,054 Liberty Energy Inc 51,932
11,967 NOV Inc 221,509
8,230 TechnipFMC PLC (2) 112,339
16,647 Transocean Ltd (2) 105,875
Total Energy Equipment & Services 573,605
Entertainment - 1.4%
1,257 AMC Entertainment Holdings Inc, Class A (2),(3) 6,298
1,107 Liberty Media Corp-Liberty Formula One, Class A (2) 74,722
4,304 Netflix Inc (2) 1,486,946
1,382 ROBLOX Corp, Class A (2) 62,162
1,622 Roku Inc (2) 106,760
1,223 Spotify Technology SA (2) 163,417
18,144 Walt Disney Co/The (2) 1,816,759

Shares Description (1) Value
Entertainment (continued)
704 World Wrestling Entertainment Inc, Class A $ 64,247
Total Entertainment 3,781,311
Equity Real Estate Investment Trusts (REITs) - 0.0%
4,774 Brandywine Realty Trust 22,581
Total Equity Real Estate Investment Trusts (REITs) 22,581
Financial Services - 5.0%
1,672 Affirm Holdings Inc (2) 18,843
16,125 Berkshire Hathaway Inc, Class B (2) 4,978,916
1,558 Block Inc (2) 106,957
3,797 Corebridge Financial Inc 60,828
8,363 Equitable Holdings Inc 212,337
8,329 Mastercard Inc 3,026,842
2,768 MGIC Investment Corp 37,147
12,890 PayPal Holdings Inc (2) 978,867
440 PennyMac Financial Services Inc 26,228
1,111 Radian Group Inc 24,553
13,006 Rocket Cos Inc, Class A (2) 117,834
1,592 Toast Inc, Class A (2) 28,258
16,613 Visa Inc, Class A 3,745,567
5,055 Voya Financial Inc 361,230
12,259 Western Union Co/The 136,688
Total Financial Services 13,861,095
Food Products - 0.9%
2,108 Cal-Maine Foods Inc 128,356
2,384 Darling Ingredients Inc (2) 139,226
27,591 Flowers Foods Inc 756,269
646 Freshpet Inc (2) 42,759
9,084 Hostess Brands Inc (2) 226,010
3,977 Ingredion Inc 404,580
1,090 Lancaster Colony Corp 221,139
5,129 Pilgrim's Pride Corp (2) 118,890
4,453 Post Holdings Inc (2) 400,191
1,554 Simply Good Foods Co/The (2) 61,803
1,601 TreeHouse Foods Inc (2) 80,738
Total Food Products 2,579,961
Gas Utilities - 0.1%
2,448 National Fuel Gas Co 141,348
2,125 New Jersey Resources Corp 113,050
860 Southwest Gas Holdings Inc 53,707
Total Gas Utilities 308,105
Ground Transportation - 0.8%
183 Avis Budget Group Inc (2) 35,648
979 Knight-Swift Transportation Holdings Inc 55,392
463 Saia Inc (2) 125,973
4,550 Uber Technologies Inc (2) 144,235
961 U-Haul Holding Co (3) 57,324
8,439 Union Pacific Corp 1,698,433
2,805 XPO Inc (2) 89,480
Total Ground Transportation 2,206,485
Health Care Equipment & Supplies - 2.8%
19,910 Abbott Laboratories 2,016,087
763 Axonics Inc (2) 41,629
28,668 Boston Scientific Corp (2) 1,434,260

Nuveen S&P 500 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

SPXX
Shares Description (1) Value
Health Care Equipment & Supplies (continued)
1,373 CONMED Corp $ 142,600
450 Enovis Corp (2) 24,070
5,911 Envista Holdings Corp (2) 241,642
3,598 Globus Medical Inc, Class A (2) 203,791
581 Haemonetics Corp (2) 48,078
885 ICU Medical Inc (2) 145,990
767 Inari Medical Inc (2) 47,354
512 Inspire Medical Systems Inc (2) 119,844
4,778 Intuitive Surgical Inc (2) 1,220,636
697 Lantheus Holdings Inc (2) 57,544
18,144 Medtronic PLC 1,462,769
1,111 Merit Medical Systems Inc (2) 82,158
11,229 Neogen Corp (2) 207,961
352 Omnicell Inc (2) 20,652
433 Penumbra Inc (2) 120,673
689 QuidelOrtho Corp (2) 61,383
217 Shockwave Medical Inc (2) 47,052
428 STAAR Surgical Co (2) 27,371
1,122 Tandem Diabetes Care Inc (2) 45,564
Total Health Care Equipment & Supplies 7,819,108
Health Care Providers & Services - 3.1%
699 Acadia Healthcare Co Inc (2) 50,503
655 Amedisys Inc (2) 48,175
305 Chemed Corp 164,014
13,685 CVS Health Corp 1,016,932
2,682 Elevance Health Inc 1,233,210
2,253 Encompass Health Corp 121,887
494 Enhabit Inc (2) 6,872
1,783 Humana Inc 865,575
2,513 McKesson Corp 894,754
1,588 Option Care Health Inc (2) 50,451
2,273 Tenet Healthcare Corp (2) 135,062
8,873 UnitedHealth Group Inc 4,193,291
Total Health Care Providers & Services 8,780,726
Health Care REITs - 0.1%
6,473 Healthcare Realty Trust Inc, Class A 125,123
6,923 Medical Properties Trust Inc 56,907
5,266 Omega Healthcare Investors Inc 144,341
Total Health Care REITs 326,371
Health Care Technology - 0.1%
1,637 Doximity Inc, Class A (2) 53,006
3,394 Teladoc Health Inc (2) 87,904
1,340 Veeva Systems Inc, Class A (2) 246,279
Total Health Care Technology 387,189
Hotel & Resort REITs - 0.1%
1,633 Pebblebrook Hotel Trust 22,927
3,073 RLJ Lodging Trust 32,574
940 Ryman Hospitality Properties Inc 84,346
2,605 Service Properties Trust 25,946
4,169 Summit Hotel Properties Inc 29,183
2,214 Xenia Hotels & Resorts Inc 28,981
Total Hotel & Resort REITs 223,957

Shares Description (1) Value
Hotels, Restaurants & Leisure - 2.4%
789 Airbnb Inc (2) $ 98,152
3,034 Aramark 108,617
459 Booking Holdings Inc (2) 1,217,456
2,536 Boyd Gaming Corp 162,608
979 DoorDash Inc, Class A (2) 62,225
4,245 DraftKings Inc (2) 82,183
1,128 Hilton Grand Vacations Inc (2) 50,117
3,523 Hyatt Hotels Corp (2) 393,836
972 Marriott Vacations Worldwide Corp 131,084
8,883 McDonald's Corp 2,483,776
1,641 Planet Fitness Inc (2) 127,456
746 SeaWorld Entertainment Inc (2) 45,737
2,073 Six Flags Entertainment Corp (2) 55,370
13,527 Starbucks Corp 1,408,567
855 Travel + Leisure Co 33,516
4,542 Wendy's Co/The 98,925
Total Hotels, Restaurants & Leisure 6,559,625
Household Durables - 0.4%
10,067 KB Home 404,492
1,448 Leggett & Platt Inc 46,162
491 Meritage Homes Corp 57,329
4,109 Sonos Inc (2) 80,619
4,602 Taylor Morrison Home Corp (2) 176,072
6,710 Tempur Sealy International Inc 264,978
219 TopBuild Corp (2) 45,583
Total Household Durables 1,075,235
Household Products - 1.2%
22,455 Procter & Gamble Co/The 3,338,834
Total Household Products 3,338,834
Independent Power and Renewable Electricity Producers - 0.2%
2,908 Brookfield Renewable Corp, Class A 101,635
5,568 Clearway Energy Inc, Class C 174,445
617 Sunnova Energy International Inc (2),(3) 9,638
8,660 Vistra Corp 207,840
Total Independent Power and Renewable Electricity Producers 493,558
Industrial Conglomerates - 0.8%
11,326 Honeywell International Inc 2,164,625
Total Industrial Conglomerates 2,164,625
Industrial REITs - 1.0%
5,198 Americold Realty Trust Inc 147,883
1,929 EastGroup Properties Inc 318,902
11,449 First Industrial Realty Trust Inc 609,087
144 Innovative Industrial Properties Inc 10,943
12,178 Prologis Inc 1,519,449
1,766 Rexford Industrial Realty Inc 105,342
Total Industrial REITs 2,711,606
Insurance - 2.1%
3,357 American Equity Investment Life Holding Co 122,497
1,843 American Financial Group Inc/OH 223,924
5,688 Arthur J Gallagher & Co 1,088,171
2,593 Brighthouse Financial Inc (2) 114,377
4,942 Fidelity National Financial Inc 172,624
774 First American Financial Corp 43,081

Nuveen S&P 500 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

SPXX
Shares Description (1) Value
Insurance (continued)
863 Hanover Insurance Group Inc/The $ 110,896
196 Kinsale Capital Group Inc 58,829
194 Markel Corp (2) 247,818
8,946 Marsh & McLennan Cos Inc 1,489,956
3,954 Old Republic International Corp 98,731
1,650 Primerica Inc 284,196
943 Reinsurance Group of America Inc 125,193
298 RenaissanceRe Holdings Ltd 59,701
654 RLI Corp 86,923
1,002 Selective Insurance Group Inc 95,521
6,012 Travelers Cos Inc/The 1,030,517
8,785 Unum Group 347,535
Total Insurance 5,800,490
Interactive Media & Services - 5.2%
51,060 Alphabet Inc, Class A (2),(4) 5,296,454
46,619 Alphabet Inc, Class C (2),(4) 4,848,376
1,216 IAC Inc (2) 62,746
19,914 Meta Platforms Inc (2) 4,220,573
5,089 Pinterest Inc, Class A (2) 138,777
1,337 TripAdvisor Inc (2) 26,553
412 Ziff Davis Inc (2) 32,156
Total Interactive Media & Services 14,625,635
IT Services - 0.7%
3,752 Amdocs Ltd 360,305
805 Cloudflare Inc, Class A (2) 49,636
340 Globant SA (2) 55,763
2,561 GoDaddy Inc, Class A (2) 199,041
8,292 International Business Machines Corp 1,086,998
421 MongoDB Inc (2) 98,144
258 Okta Inc (2) 22,250
151 Snowflake Inc, Class A (2) 23,298
1,577 Twilio Inc, Class A (2) 105,075
410 Wix.com Ltd (2) 40,918
Total IT Services 2,041,428
Leisure Products - 0.0%
2,412 Mattel Inc (2) 44,405
Total Leisure Products 44,405
Life Sciences Tools & Services - 1.7%
2,547 Bruker Corp 200,806
7,053 Danaher Corp 1,777,638
557 Medpace Holdings Inc (2) 104,744
2,755 QIAGEN NV (2) 126,537
471 Repligen Corp (2) 79,298
4,185 Thermo Fisher Scientific Inc 2,412,108
Total Life Sciences Tools & Services 4,701,131
Machinery - 1.9%
967 AGCO Corp 130,738
5,593 Caterpillar Inc 1,279,902
298 Chart Industries Inc (2) 37,369
3,017 Deere & Co 1,245,659
450 Esab Corp 26,582
5,399 Graco Inc 394,181
6,761 Illinois Tool Works Inc 1,645,966
510 Lincoln Electric Holdings Inc 86,241
1,095 Middleby Corp/The (2) 160,538

Shares Description (1) Value
Machinery (continued)
1,377 Oshkosh Corp $ 114,539
731 Timken Co/The 59,737
1,743 Toro Co/The 193,752
Total Machinery 5,375,204
Media - 0.8%
37 Cable One Inc 25,974
46,008 Comcast Corp, Class A 1,744,164
2,501 Liberty Broadband Corp, Class A 205,382
29,033 Sirius XM Holdings Inc 115,261
632 Trade Desk Inc/The, Class A (2) 38,495
Total Media 2,129,276
Metals & Mining - 0.5%
2,176 Alcoa Corp 92,611
4,597 Cleveland-Cliffs Inc (2) 84,263
14,773 Hecla Mining Co 93,513
2,400 MP Materials Corp (2) 67,656
555 Reliance Steel & Aluminum Co 142,491
3,190 Royal Gold Inc 413,775
2,973 Southern Copper Corp 226,691
5,367 SSR Mining Inc 81,149
3,022 United States Steel Corp 78,874
Total Metals & Mining 1,281,023
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
4,596 AGNC Investment Corp 46,328
6,647 Annaly Capital Management Inc 127,024
Total Mortgage Real Estate Investment Trusts (REITs) 173,352
Multi-Utilities - 0.7%
3,388 Black Hills Corp 213,783
15,206 Consolidated Edison Inc 1,454,758
3,208 NorthWestern Corp 185,615
Total Multi-Utilities 1,854,156
Office REITs - 0.0%
4,246 Cousins Properties Inc 90,779
1,750 Hudson Pacific Properties Inc 11,638
468 SL Green Realty Corp 11,007
Total Office REITs 113,424
Oil, Gas & Consumable Fuels - 4.2%
4,259 Antero Resources Corp (2) 98,340
1,457 Cheniere Energy Inc 229,623
2,132 Chesapeake Energy Corp 162,117
18,163 Chevron Corp 2,963,475
671 Chord Energy Corp 90,317
750 Civitas Resources Inc 51,255
4,084 CNX Resources Corp (2) 65,426
175 Comstock Resources Inc 1,888
13,367 ConocoPhillips 1,326,140
555 Denbury Inc (2) 48,635
4,475 Equitrans Midstream Corp 25,866
39,104 Exxon Mobil Corp 4,288,145
894 HF Sinclair Corp 43,252
8,731 Magnolia Oil & Gas Corp, Class A 191,034
10,200 Marathon Petroleum Corp 1,375,266
1,550 Murphy Oil Corp 57,319

Nuveen S&P 500 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

SPXX
Shares Description (1) Value
Oil, Gas & Consumable Fuels (continued)
5,586 Ovintiv Inc $ 201,543
1,985 PDC Energy Inc 127,397
3,926 Permian Resources Corp 41,223
4,093 Range Resources Corp 108,342
902 SM Energy Co 25,400
14,618 Southwestern Energy Co (2) 73,090
52 Texas Pacific Land Corp 88,453
Total Oil, Gas & Consumable Fuels 11,683,546
Paper & Forest Products - 0.0%
1,873 Louisiana-Pacific Corp 101,535
Total Paper & Forest Products 101,535
Passenger Airlines - 0.1%
942 Copa Holdings SA, Class A (2) 86,994
3,101 Frontier Group Holdings Inc (2) 30,514
5,123 JetBlue Airways Corp (2) 37,295
1,524 Spirit Airlines Inc 26,167
Total Passenger Airlines 180,970
Personal Care Products - 0.0%
1,115 BellRing Brands Inc (2) 37,910
Total Personal Care Products 37,910
Pharmaceuticals - 4.4%
20,156 Bristol-Myers Squibb Co 1,397,012
5,649 Elanco Animal Health Inc (2) 53,101
6,826 Eli Lilly & Co 2,344,185
512 Jazz Pharmaceuticals PLC (2) 74,921
23,030 Johnson & Johnson 3,569,650
23,887 Merck & Co Inc 2,541,338
50,011 Pfizer Inc 2,040,449
4,866 Royalty Pharma PLC 175,322
Total Pharmaceuticals 12,195,978
Professional Services - 0.8%
4,506 Automatic Data Processing Inc 1,003,171
3,330 Booz Allen Hamilton Holding Corp 308,658
425 CACI International Inc, Class A (2) 125,919
6,728 Clarivate PLC (2) 63,176
343 Concentrix Corp 41,692
185 ExlService Holdings Inc (2) 29,938
522 FTI Consulting Inc (2) 103,017
2,665 KBR Inc 146,708
596 Science Applications International Corp 64,046
3,175 SS&C Technologies Holdings Inc 179,292
771 TransUnion 47,910
Total Professional Services 2,113,527
Real Estate Management & Development - 0.1%
1,786 Anywhere Real Estate Inc (2) 9,430
588 eXp World Holdings Inc (3) 7,462
1,231 Jones Lang LaSalle Inc (2) 179,098
1,070 Seritage Growth Properties (2) 8,421
3,107 Zillow Group Inc, Class C (2) 138,168
Total Real Estate Management & Development 342,579

Shares Description (1) Value
Residential REITs - 0.4%
6,276 American Homes 4 Rent, Class A $ 197,380
7,746 Equity LifeStyle Properties Inc 519,989
7,923 Independence Realty Trust Inc 127,006
1,074 Sun Communities Inc 151,305
Total Residential REITs 995,680
Retail REITs - 0.5%
5,517 Agree Realty Corp 378,521
15,872 Brixmor Property Group Inc 341,566
2,787 Macerich Co/The 29,542
8,772 National Retail Properties Inc 387,284
7,163 Phillips Edison & Co Inc 233,657
4,261 SITE Centers Corp 52,325
Total Retail REITs 1,422,895
Semiconductors & Semiconductor Equipment - 6.7%
7,908 Analog Devices Inc 1,559,616
16,232 Applied Materials Inc 1,993,777
3,862 Broadcom Inc 2,477,627
2,269 Coherent Corp (2) 86,403
64 First Solar Inc (2) 13,920
603 GLOBALFOUNDRIES Inc (2),(3) 43,525
41,460 Intel Corp 1,354,498
741 Lattice Semiconductor Corp (2) 70,765
4,072 Marvell Technology Inc 176,318
10,021 Microchip Technology Inc 839,559
1,740 MKS INSTRUMENTS INC 154,199
22,444 NVIDIA Corp 6,234,270
11,276 QUALCOMM Inc 1,438,592
644 Semtech Corp (2) 15,546
352 Silicon Laboratories Inc (2) 61,632
10,681 Texas Instruments Inc 1,986,773
521 Universal Display Corp 80,823
597 Wolfspeed Inc (2) 38,775
Total Semiconductors & Semiconductor Equipment 18,626,618
Software - 10.0%
4,609 Adobe Inc (2) 1,776,170
791 Altair Engineering Inc, Class A (2) 57,039
239 Aspentech Corp (2) 54,700
249 Atlassian Corp Ltd, Class A (2) 42,621
387 BILL Holdings Inc (2) 31,401
2,516 Black Knight Inc (2) 144,821
499 Blackline Inc (2) 33,508
1,466 Box Inc, Class A (2) 39,274
1,491 Crowdstrike Holdings Inc, Class A (2) 204,655
330 Datadog Inc, Class A (2) 23,978
365 DocuSign Inc (2) 21,280
1,946 Dolby Laboratories Inc, Class A 166,227
9,207 Dropbox Inc, Class A (2) 199,055
2,291 Dynatrace Inc (2) 96,909
515 Elastic NV (2) 29,819
1,172 Five9 Inc (2) 84,724
79 HubSpot Inc (2) 33,871
2,810 Intuit Inc 1,252,782
537 Manhattan Associates Inc (2) 83,154
63,675 Microsoft Corp 18,357,503
55 MicroStrategy Inc, Class A (2) 16,078
2,273 Nutanix Inc, Class A (2) 59,075
15,047 Oracle Corp 1,398,167

Nuveen S&P 500 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

SPXX
Shares Description (1) Value
Software (continued)
8,904 Palantir Technologies Inc, Class A (2) $ 75,239
1,689 Palo Alto Networks Inc (2) 337,361
281 Paylocity Holding Corp (2) 55,857
592 Pegasystems Inc 28,700
291 Qualys Inc (2) 37,836
454 Rapid7 Inc (2) 20,843
1,278 RingCentral Inc, Class A (2) 39,196
9,236 Salesforce Inc (2) 1,845,168
2,769 SentinelOne Inc, Class A (2) 45,301
1,619 Splunk Inc (2) 155,230
1,110 Teradata Corp (2) 44,711
3,502 UiPath Inc, Class A (2) 61,495
1,252 Unity Software Inc (2) 40,615
2,334 VMware Inc, Class A (2) 291,400
1,924 Workday Inc, Class A (2) 397,383
2,716 Zoom Video Communications Inc, Class A (2) 200,549
219 Zscaler Inc (2) 25,586
Total Software 27,909,281
Specialized REITs - 0.4%
2,086 CubeSmart 96,415
6,605 Gaming and Leisure Properties Inc 343,856
2,825 Lamar Advertising Co, Class A 282,189
2,987 Life Storage Inc 391,566
1,895 Outfront Media Inc 30,756
1,742 PotlatchDeltic Corp 86,229
Total Specialized REITs 1,231,011
Specialty Retail - 2.2%
839 AutoNation Inc (2) 112,728
291 Burlington Stores Inc (2) 58,811
1,137 Dick's Sporting Goods Inc 161,329
280 Five Below Inc (2) 57,671
517 Floor & Decor Holdings Inc, Class A (2) 50,780
9,955 Home Depot Inc/The 2,937,919
343 Lithia Motors Inc 78,523
7,505 Lowe's Cos Inc 1,500,775
5 Murphy USA Inc 1,290
512 RH (2) 124,698
13,766 TJX Cos Inc/The 1,078,704
902 Wayfair Inc, Class A (2) 30,975
627 Williams-Sonoma Inc 76,281
Total Specialty Retail 6,270,484
Technology Hardware, Storage & Peripherals - 7.6%
126,577 Apple Inc (4) 20,872,547
5,255 Dell Technologies Inc, Class C 211,304
3,243 Pure Storage Inc, Class A (2) 82,729
Total Technology Hardware, Storage & Peripherals 21,166,580
Textiles, Apparel & Luxury Goods - 0.7%
1,164 Capri Holdings Ltd (2) 54,708
233 Deckers Outdoor Corp (2) 104,745
443 Lululemon Athletica Inc (2) 161,336
12,885 NIKE Inc, Class B 1,580,217
11,692 Under Armour Inc, Class A (2) 110,957
Total Textiles, Apparel & Luxury Goods 2,011,963

Investments in Derivatives
Shares Description (1) Value
Tobacco - 0.5%
13,855 Philip Morris International Inc $ 1,347,399
Total Tobacco 1,347,399
Trading Companies & Distributors - 0.5%
1,913 Univar Solutions Inc (2) 67,012
1,031 Watsco Inc 328,023
686 WESCO International Inc 106,015
1,331 WW Grainger Inc 916,806
Total Trading Companies & Distributors 1,417,856
Water Utilities - 0.2%
9,953 Essential Utilities Inc 434,448
Total Water Utilities 434,448
Wireless Telecommunication Services - 0.0%
1,094 United States Cellular Corp (2) 22,679
Total Wireless Telecommunication Services 22,679
Total Common Stocks (cost $130,383,344) 280,862,061
Shares Description (1) Value
X 4,816,760 EXCHANGE-TRADED FUNDS - 1.7%
X 4,816,760
23,600 Vanguard Total Stock Market ETF (3) $ 4,816,760
Total Exchange-Traded Funds (cost $4,517,491) 4,816,760
Total Long-Term Investments (cost $134,900,835) 285,678,821
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.2%
443,788 MONEY MARKET FUNDS - 0.2%
X 443,788
443,788 State Street Navigator Securities Lending Government
Money Market Portfolio (5)
4.840%(6) $ 443,788
Total Investments Purchased with Collateral from Securities Lending (cost $443,788) 443,788
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  2.1%
5,718,072 REPURCHASE AGREEMENTS - 2.1%
5,718,072
$ 5,718 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 3/31/23, repurchase price
$5,718,758, collateralized by $6,405,600, U.S. Treasury
Note, 0.25%, due 10/31/25, value $5,832,522
1.440% 4/03/23 $ 5,718,072
Total Repurchase Agreements (cost $5,718,072) 5,718,072
Total Short-Term Investments (cost $5,718,072) 5,718,072
Total Investments (cost $ 141,062,695 ) - 104 .7% 291,840,681
Other Assets & Liabilities, Net -  (4.7)%(7) (12,992,805)
Net Assets Applicable to Common Shares - 100% $ 278,847,876
Options Purchased
Description (8) Type
Number of
Contracts
Notional
Amount (9)
Exercise
Price Expiration Date Value
CBOE SPX Volatility IndeX Call 50 $ 145,000 $ 29 4/19/23 $ 1,900
Utilities Select Sector SPDR Fund Put 50 330,000 66 4/21/23 3,525
CBOE SPX Volatility Index Call 25 75,000 30 8/16/23 5,425
Total Options Purchased (premiums paid $16,783) 125 $550,000 $10,850

Nuveen S&P 500 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

SPXX
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Options Written
Description (8) Type
Number of
Contracts
Notional
Amount (9)
Exercise
Price Expiration Date Value
S&P 500® Index Call (345) $ (135,240,000) $ 3,920 4/21/23 $ (7,289,850)
S&P 500® Index Call (21) (8,610,000) 4,100 4/21/23 (152,145)
S&P 500 Index Call (14) (5,880,000) 4,200 5/19/23 (89,670)
S&P 500® Index Call (14) (6,020,000) 4,300 5/19/23 (39,760)
Total Options Written (premiums received $3,877,899) (394) $(155,750,000) $(7,571,425)
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 280,862,061 $ – $ – $ 280,862,061
Exchange-Traded Funds 4,816,760 – – 4,816,760
Investments Purchased with Collateral from
Securities Lending 443,788 – – 443,788
Short-Term Investments:
Repurchase Agreements – 5,718,072 – 5,718,072
Investments in Derivatives:
Options Purchased 10,850 – – 10,850
Options Written (7,571,425) – – (7,571,425)
Total
$ 278,562,034 $ 5,718,072 $ – $ 284,280,106
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $435,393.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(5) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(6) The rate shown is the one-day yield as of the end of the reporting period.
(7) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
(8) Exchange-traded, unless otherwise noted.

(9) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
ADR American Depositary Receipt
CBOE Chicago Board Options Exchange
ETF Exchange-Traded Fund
S&P Standard & Poor's
SPDR Standard & Poor's Depositary Receipt